Financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Lease liabilities
Schedule of net debt

			Other
		Cash and cash	financial
	Leases	equivalents	assets	Total
Net debt as at January 1, 2019	(544,510)	41,670,158	7,983	41,133,631
Cash flows	316,348	(9,989,053)	5,955	(9,666,750)
Acquisition – Leases	(322,528)	—	—	(322,528)
Foreign exchange differences	445	(144,302)	—	(143,857)
Net debt as at December 31, 2019	(550,245)	31,536,803	13,938	31,000,496
Cash flows	367,412	(12,193,082)	50,992	(11,774,678)
Acquisition – Leases	(27,612)	—	—	(27,612)
Effect of modification to lease terms	(434,150)	—	—	(434,150)
Disposals	77,199	—	—	77,199
Foreign exchange differences	—	(648,681)	—	(648,681)
Net debt as at December 31, 2020	(567,396)	18,695,040	64,930	18,192,574

Schedule of lease liabilities

				Total	Carrying
	Less than	1 to 5	More than	cash out	amount
At December 31, 2020	1 Year	Years	5 Years	flows	liabilities
Lease Liabilities	331,911	270,133	—	602,044	567,396

				Total	Carrying
	Less than	1 to 5	More than	cash out	amount
At December 31, 2019	1 Year	Years	5 Years	flows	liabilities
Lease Liabilities	392,954	182,664	—	575,618	550,245